Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 15, 2021
Document Creation Date	dei_DocumentCreationDate	Apr. 09, 2021